UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON D.C. 20549
                             FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
Check here if Amendment[ ]
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stack Financial Management, Inc.
Address:  2472 Birch Glen, Suite A
          Whitefish, MT 59937

13F File Number:  28-11071

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:	James B. Stack
Title:	President
Phone:	406-862-8000



Signature, Place, and Date of Signing:
James B. Stack, Whitefish, Montana, April 28, 2006

Report Type (Check only one.):
     [X]  13F HOLDINGS REPORT.
     [ ]  13F NOTICE.
     [ ]  13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $151,541 (x1000)

                                                   FORM 13F INFORMATION TABLE

                                                               VALUE  SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN  MANAGERS    SOLE   SHARED   NONE
----------------------------   ----------------   ---------  -------- ------- --- ---- -------  --------   ------  ------  ------
3M CO                          COM                88579Y101      3378   44625 SH       SOLE                 43755             870
ABBOTT LABS                    COM                002824100      3035   71454 SH       SOLE                 70104            1350
AFLAC INC                      COM                001055102      4482   99319 SH       SOLE                 96649            2670
APACHE CORP                    COM                037411105      4620   70530 SH       SOLE                 68595            1935
GALLAGHER ARTHUR J & CO        COM                363576109      2728   98105 SH       SOLE                 96255            1850
AUTOMATIC DATA PROCESSING IN   COM                053015103      4354   95320 SH       SOLE                 92730            2590
BCE INC                        COM                05534B109      3074  127756 SH       SOLE                125246            2510
BIOMET INC                     COM                090613100      3963  111573 SH       SOLE                108668            2905
BP PLC                         SPONSORED ADR      055622104       276    4000 SH       SOLE                  4000               0
BURLINGTON RES INC             COM                122014103      2416   26290 SH       SOLE                 25720             570
CHOICEPOINT INC                COM                170388102      4655  104015 SH       SOLE                101360            2655
CONOCOPHILLIPS                 COM                20825C104      3428   54287 SH       SOLE                 53237            1050
DENTSPLY INTL INC NEW          COM                249030107      4705   80917 SH       SOLE                 78897            2020
DEVON ENERGY CORP NEW          COM                25179M103      3425   55992 SH       SOLE                 54682            1310
DIAGEO P L C                   SPON ADR NEW       25243Q205      3387   53395 SH       SOLE                 52385            1010
DOW CHEM CO                    COM                260543103      3158   77795 SH       SOLE                 76250            1545
ENCANA CORP                    COM                292505104      3053   65337 SH       SOLE                 63691            1646
EQUITABLE RES INC              COM                294549100      7821  214221 SH       SOLE                209191            5030
GLAXOSMITHKLINE PLC            SPONSORED ADR      37733W105      3218   61520 SH       SOLE                 60290            1230
JOHNSON & JOHNSON              COM                478160104      3119   52667 SH       SOLE                 51637            1030
KINDER MORGAN INC KANS         COM                49455P101      3464   37655 SH       SOLE                 36905             750
LABORATORY CORP AMER HLDGS     COM NEW            50540R409      5179   88565 SH       SOLE                 86190            2375
LOCKHEED MARTIN CORP           COM                539830109       270    3600 SH       SOLE                  3600               0
ISHARES INC                    MSCI JAPAN         464286848     12322  855662 SH       SOLE                835772           19890
MYLAN LABS INC                 COM                628530107      4795  204920 SH       SOLE                199995            4925
NEWMONT MINING CORP            COM                651639106      5599  107906 SH       SOLE                105379            2527
PEPSICO INC                    COM                713448108      4717   81625 SH       SOLE                 79520            2105
POSCO                          SPONSORED ADR      693483109      4096   64205 SH       SOLE                 63005            1200
ROYAL DUTCH SHELL PLC          SPONS ADR A        780259206       249    4000 SH       SOLE                  4000               0
SIGMA ALDRICH CORP             COM                826552101      4866   73970 SH       SOLE                 72005            1965
STANLEY WKS                    COM                854616109      3469   68475 SH       SOLE                 67135            1340
TELEFLEX INC                   COM                879369106      9276  129495 SH       SOLE                126375            3120
SOUTHERN CO                    COM                842587107      3054   93186 SH       SOLE                 91326            1860
UNITED PARCEL SERVICE INC      CL B               911312106      5021   63250 SH       SOLE                 61590            1660
WALGREEN CO                    COM                931422109      4447  103100 SH       SOLE                100290            2810
WASTE MGMT INC DEL             COM                94106L109      3615  102394 SH       SOLE                100564            1830
WATERS CORP                    COM                941848103      4805  111360 SH       SOLE                108530            2830